RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT POLICIES
Summary of maximum credit risk exposure

	December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	18,228,303	610,850	146,257	18,985,410
Promissory Notes	12,407,922	793,555	2,359,458	15,560,935
Unsecured Corporate Loans	12,516,187	285,078	302,868	13,104,133
Mortgage Loans	7,894,984	2,118,357	1,044,497	11,057,838
Automobile and other secured loans	1,227,511	312,404	352,278	1,892,193
Personal Loans	19,046,521	1,452,586	624,011	21,123,118
Retail	15,535,247	1,425,146	510,209	17,470,602
Consumer Finance	3,511,274	27,440	113,802	3,652,516
Credit Card Loans	43,673,047	3,118,508	389,148	47,180,703
Retail	38,301,754	2,633,285	243,466	41,178,505
Consumer Finance	5,371,293	485,223	145,682	6,002,198
Receivables from Financial Leases	2,817,385	217,321	152,820	3,187,526
Foreign Trade Loans	9,558,036	1,585,023	1,901,861	13,044,920
Other Financings	3,759,131	746,038	163,301	4,668,470
Other Receivables from Financial Transactions	2,546,404	34,037	59,701	2,640,142
Total	133,675,431	11,273,757	7,496,200	152,445,388

	December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Overdrafts	37,008,385	601,442	1,590,928	39,200,755
Promissory Notes	10,904,371	300,364	387,249	11,591,984
Unsecured Corporate Loans	13,579,312	494,932	1,045,787	15,120,031
Mortgage Loans	8,209,762	1,550,950	1,017,564	10,778,276
Automobile and other secured loans	1,088,637	354,852	217,339	1,660,828
Personal Loans	44,364,398	6,715,548	1,571,483	52,651,429
Personal and Business Banking	17,793,608	1,099,343	592,285	19,485,236
Consumer Finance	26,570,790	5,616,205	979,198	33,166,193
Credit Card Loans	42,284,160	1,241,422	742,864	44,268,446
Personal and Business Banking	36,630,601	1,051,965	370,432	38,052,998
Consumer Finance	5,653,559	189,457	372,432	6,215,448
Foreign Trade Loans	22,053,128	837,964	1,819,440	24,710,532
Other Financings	10,714,901	158,201	103,923	10,977,025
Other Receivables from Financial Transactions	2,511,243	22,471	62,543	2,596,257
Receivables from Financial Leases	3,836,879	250,933	250,565	4,338,377
Total	196,555,176	12,529,079	8,809,685	217,893,940

Summary of exposure to the Group's exchange risk by currency type

	Balances as of 12/31/2020				Balances as of 12/31/2019
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	42,899,393	35,709,785	529	7,190,137	56,061,739	50,902,660	—	5,159,079
Euro	974,565	785,018	—	189,547	807,436	783,009	—	24,427
Others	293,182	6,208	—	286,974	199,362	—	—	199,362
Total	44,167,140	36,501,011	529	7,666,658	57,068,537	51,685,669	—	5,382,868

Summary of sensitivity analysis performed reasonably possible changes in foreign exchange rates

		12/31/2020			12/31/2019
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	40.20%	2,687,853	2,687,853	31.9%	270,549	270,549
	(40.20)%	(2,687,853)	(2,687,853)	(31.9)%	(270,549)	(270,549)
Euro	40.20%	75,960	75,960	31.9%	7,793	7,793
	(40.20)%	(75,960)	(75,960)	(31.9)%	(7,793)	(7,793)
Other	40.20%	115,338	115,338	31.9%	61,993	61,993
	(40.20)%	(115,338)	(115,338)	(31.9)%	(61,993)	(61,993)
Total	40.20%	2,879,151	2,879,151	31.9%	340,335	340,335
	(40.20)%	(2,879,151)	(2,879,151)	(31.9)%	(340,335)	(340,335)

Summary of exposure to interest rate risk

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2020
Total Financial Assets	94,212,108	23,283,810	21,884,220	13,991,605	76,333,380	229,705,123
Total Financial Liabilities	(110,298,588)	(23,704,722)	(5,066,130)	(1,500,505)	(69,482,671)	(210,052,616)
Net Amount	(16,086,480)	(420,912)	16,818,090	12,491,100	6,850,709	19,652,507
Average rate Assets	33.76%	37.13%	37.10%	44.08%	22.70%	31.37%
Average rate Liabilities	31.29%	16.88%	15.85%	42.82%	13.45%	23.60%

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2019
Total Financial Assets	57,417,639	20,427,549	15,594,538	16,684,376	69,002,031	179,126,133
Total Financial Liabilities	(68,842,995)	(18,271,575)	(6,965,625)	(9,086,825)	(60,866,894)	(164,033,914)
Net Amount	(11,425,356)	2,155,974	8,628,913	7,597,551	8,135,137	15,092,219
Average rate Assets	50.15%	62.53%	62.88%	61.73%	31.39%	46.52%
Average rate Liabilities	40.67%	36.72%	28.94%	34.96%	25.25%	33.70%

Summary of sensitivity to reasonably possible additional variation in interest rates for next year

	12/31/2020		12/31/2019
		Increase / (decrease)		Increase / (decrease)
Concepto	Additional variation in	in the income	Additional variation in	in the income
	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	(433,698)	4% ARS; 2% USD	(486,558)
Increase in the interest rate	4% ARS; 2% USD	430,992	4% ARS; 2% USD	354,392

Summary of analysis of the assets and liabilities maturities

	Less than	From 1 to	From 6 to	From 1 to	More than
As of 12/31/2020	1 month	6 months	12 months	5 years	5 years	Total
Cash and due from banks	36,717,126	—	—	—	—	36,717,126
Cash	12,868,539	—	—	—	—	12,868,539
Financial institutions and correspondents	—	—	—	—	—	—
Argentine Central Bank	19,836,222	—	—	—	—	19,836,222
Other local financial institutions	3,848,820	—	—	—	—	3,848,820
Others	163,545	—	—	—	—	163,545
Debt Securities at fair value through profit or loss	2,995,709	3,863,084	654,825	4,023,869	—	11,537,487
Derivatives	143,944	—	—	—	—	143,944
Reverse Repo transactions	22,452,025	—	—	—	—	22,452,025
Other financial assets	—	—	—	—	1,995,834	1,995,834
Loans and other financing	16,751,292	45,402,101	16,099,375	31,723,942	3,578,926	113,555,636
To the non-financial public sector	23,289	—	—	—	—	23,289
To the financial sector	4,206	6,702	2,544	—	—	13,452
To the Non-Financial Private Sector and Foreign residents	16,723,797	45,395,399	16,096,831	31,723,942	3,578,926	113,518,895
Other debt securities	28,385,679	639,210	7,089,420	5,966,933	100,395	42,181,637
Financial assets pledged as collateral	1,686,400	3,680,854	717,294	1,907,549	311,972	8,304,069
TOTAL ASSETS	109,132,175	53,585,249	24,560,914	43,622,293	5,987,127	236,887,758
Deposits	132,523,336	26,459,417	5,289,801	10,644,216	4,566,477	179,483,247
Non-financial public sector	6,331,241	1,493,437	55,608	112,268	57,938	8,050,492
Financial sector	89,090	—	—	—	—	89,090
Non-financial private sector and foreign residents	126,103,005	24,965,980	5,234,193	10,531,948	4,508,539	171,343,665
Liabilities at fair value through profit or loss	—	2,547,937	—	—	—	2,547,937
Repo transactions	—	—	—	—	—	—
Other financial liabilities	7,732,441	—	—	—	—	7,732,441
Financing received from the Argentine Central Bank and other financial institutions	68,390	1,989,029	1,855,366	1,917,967	—	5,830,752
Unsubordinated debt securities	—	3,586,903	455,669	1,295,122	—	5,337,694
Subordinated debt securities	—	39,259	1,170,903	-	—	1,210,162
TOTAL LIABILITIES	140,324,167	34,622,545	8,771,739	13,857,305	4,566,477	202,142,233

	Less than	From 1 to	From 6 to	From 1 to	More than
As of 12/31/2019	1 month	6 months	12 months	5 years	5 years	Total
Cash and due from banks	26,670,491	—	—	—	—	26,670,491
Cash	8,822,591	—	—	—	—	8,822,591
Financial institutions and correspondents	—	—	—	—	—	—
Argentine Central Bank	16,381,107	—	—	—	—	16,381,107
Other local financial institutions	1,435,202	—	—	—	—	1,435,202
Others	31,591	—	—	—	—	31,591
Debt Securities at fair value through profit or loss	430,513	—	—	—	—	430,513
Derivatives	257,587	—	—	—	—	257,587
Reverse Repo transactions	—	—	—	—	—	—
Other financial assets	—	—	—	—	939,852	939,852
Loans and other financing	21,306,539	32,856,149	14,084,678	22,046,665	1,106,681	91,400,712
To the non-financial public sector	28,872	—	—	—	—	28,872
To the financial sector	5,355	17,375	9,763	10,492	—	42,985
To the Non-Financial Private Sector and Foreign residents	21,272,312	32,838,774	14,074,915	22,036,173	1,106,681	91,328,855
Other debt securities	7,171,139	401,722	3,090,168	—	—	10,663,029
Financial assets pledged as collateral	765,391	2,880,890	733,929	2,055,037	1,982,106	8,417,353
TOTAL ASSETS	56,601,660	36,138,761	17,908,775	24,101,702	4,028,639	138,779,537
Deposits	61,988,823	6,814,743	23,328,510	17,172	—	92,149,248
Non-financial public sector	4,984,287	96,282	389,608	—	—	5,470,177
Financial sector	37,358	—	—	—	—	37,358
Non-financial private sector and foreign residents	56,967,178	6,718,461	22,938,902	17,172	—	86,641,713
Liabilities at fair value through profit or loss	189,554	—	—	—	—	189,554
Repo transactions	225,144	—	—	—	—	225,144
Other financial liabilities	7,894,660	—	—	—	—	7,894,660
Financing received from the Argentine Central Bank and other financial institutions	96,682	3,197,676	279,037	5,453,649	—	9,027,044
Unsubordinated debt securities	—	3,376,997	3,095,134	3,144,238	—	9,616,369
Subordinated debt securities	—	75,654	1,423,084	861,402	—	2,360,140
TOTAL LIABILITIES	70,394,863	13,465,070	28,125,765	9,476,461	—	121,462,159